Components of Net Deferred Tax Assets (Liabilities) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Investments		¥ 575,974	¥ 724,038
Allowance for loan losses		225,436	266,595
Derivative financial instruments		8,719	29,002
Net operating loss carryforwards	[1]	392,363	448,926
Trading account assets			19,842
Other		197,335	204,304
Deferred Tax Assets, Gross, Total		1,399,827	1,692,707
Valuation allowance		(388,551)	(443,847)	¥ (584,665)	¥ (1,952,899)
Deferred tax assets, net of valuation allowance		1,011,276	1,248,860
Deferred tax liabilities:
Available-for-sale securities		909,744	659,448
Prepaid pension cost and accrued pension liabilities		218,124	132,738
Trading account assets		39,056
Undistributed earnings of subsidiaries		28,056	11,972
Premises and equipment		2,614	11,263
Other		49,717	61,500
Deferred tax liabilities		1,247,311	876,921
Net deferred tax assets (liabilities)		¥ (236,035)	¥ 371,939

[1]	The amount includes ¥309,462 million and ¥281,403 million related to MHFG's carryforwards resulting mainly from intercompany capital transactions as of March 31, 2014 and 2015, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.